FINANCIAL INSTRUMENTS (Details 14) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	R$ (48,556)	R$ (439)	R$ (115,815)
Appreciation asset position	4,804,116
Appreciation liability position	(5,031,567)
Fair value market amoount receivable / payable	R$ (227,451)
Exchange Rate Swap Dollar Euro [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	Dollar
Impact on financial income (expenses)		7,119	(9,672)
Exchange Rate Swap Dollar Real [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	Dollar
Impact on financial income (expenses)	R$ 176,991	37,322
Notional amount	R$ 100,000
Exchange Rate Swap C D I Dollar [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	10/02/2023
Functional Currency	Dollar
Impact on financial income (expenses)	R$ 43,817	(9,960)	(106,143)
Notional amount	67,000
Appreciation asset position	297,020
Appreciation liability position	(355,025)
Fair value market amoount receivable / payable	R$ (58,005)
Exchange Rate Swap Real Dollar [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	10/6/2027
Functional Currency	Dollar
Impact on financial income (expenses)	R$ (11,467)
Notional amount	115,000
Appreciation asset position	622,776
Appreciation liability position	(634,243)
Fair value market amoount receivable / payable	(11,467)
Total Swap [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	209,341	34,481	R$ (115,815)
Notional amount	282,000
Appreciation asset position	919,796
Appreciation liability position	(989,268)
Fair value market amoount receivable / payable	R$ (69,472)
Interest Rate Debentures C D I I P C A [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2031
Functional Currency	Real
Impact on financial income (expenses)	R$ (67,471)	(17,432)
Notional amount	576,448
Appreciation asset position	612,994
Appreciation liability position	(649,635)
Fair value market amoount receivable / payable	R$ (36,641)
Interest Rate Debentures C D I I P C A One [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2032
Functional Currency	Real
Impact on financial income (expenses)	R$ (36,571)
Notional amount	745,000
Appreciation asset position	813,924
Appreciation liability position	(850,497)
Fair value market amoount receivable / payable	R$ (36,573)
Interest Rate Debentures C D I I P C A Two [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2036
Functional Currency	Real
Impact on financial income (expenses)	R$ (25,057)	(17,488)
Notional amount	423,552
Appreciation asset position	449,550
Appreciation liability position	(492,040)
Fair value market amoount receivable / payable	R$ (42,490)
Interest Rate Debentures C D I I P C A Three [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2037
Functional Currency	Real
Impact on financial income (expenses)	R$ (25,579)
Notional amount	655,382
Appreciation asset position	691,974
Appreciation liability position	(717,553)
Fair value market amoount receivable / payable	R$ (25,579)
Interest Rate Debentures C D I I P C A Four [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	02/16/2032
Functional Currency	Real
Impact on financial income (expenses)	R$ (24,089)
Notional amount	600,000
Appreciation asset position	657,792
Appreciation liability position	(666,223)
Fair value market amoount receivable / payable	R$ (8,431)
Interest Rate Debentures C D I I P C A Five [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	12/2/2032
Functional Currency	Real
Impact on financial income (expenses)	R$ (79,130)
Notional amount	600,000
Appreciation asset position	658,086
Appreciation liability position	(666,351)
Fair value market amoount receivable / payable	(8,265)
Total Interest Rate Debentures C D I I P C A [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Impact on financial income (expenses)	(257,897)	R$ (34,920)
Notional amount	3,600,382
Appreciation asset position	3,884,320
Appreciation liability position	(4,042,299)
Fair value market amoount receivable / payable	R$ (157,979)